UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		April 29, 1999

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I  AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   $373,625,000



List of Other Included Managers:		None.




                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D Abbott Labs                    COM              002824100    10846   231700 SH       SOLE                 225000              6700
D Allied Signal, Inc.            COM              019512102     4919   100000 SH       SOLE                 100000
D Allstate Corporation           COM              020002101     4788   129200 SH       SOLE                 122400              6800
D American International Group   COM              026874107    17432   144513 SH       SOLE                 135000              9513
D Automatic Data Processing      COM              053015103      687    16600 SH       SOLE                                    16600
D Avery Dennison Corporation     COM              053611109     4772    83000 SH       SOLE                  80000              3000
D Banc One Corporation           COM              059438101    12241   222311 SH       SOLE                 199918             22393
D BankAmerica/Nationsbank        COM              06605F102     3531    49999 SH       SOLE                  49999
D Becton Dickinson & Co.         COM              075887109     5059   132050 SH       SOLE                 120000             12050
D Carnival Cruise A              COM              143658102    13767   283500 SH       SOLE                 271000             12500
D Chase Manhattan Corp.          COM              163722101    14534   178600 SH       SOLE                 170000              8600
D Clear Channel Communications   COM              184502102      704    10500 SH       SOLE                                    10500
D Coca-Cola Co.                  COM              191216100     6475   105500 SH       SOLE                  95000             10500
D Colgate Palmolive              COM              194162103      698     7586 SH       SOLE                                     7586
D ContiFinancial                 COM              21075V107      239    33600 SH       SOLE                  33600
D Diebold                        COM              253651103      600    25000 SH       SOLE                  25000
D Ecolab Inc.                    COM              278865100      369    10400 SH       SOLE                                    10400
D Eli Lilly & Company            COM              532457108     7350    86600 SH       SOLE                  80000              6600
D Emerson Electric               COM              291011104     5696   107600 SH       SOLE                 100000              7600
D Everest Reinsurance            COM              74435W109     4678   150000 SH       SOLE                 150000
D Federal Home Loan Mtg. Corp    COM              313400301     6264   109300 SH       SOLE                 100000              9300
D Federal National Mortgage Asso COM              313586109    15013   216800 SH       SOLE                 200000             16800
D Finova Group                   COM              361609100      934    18000 SH       SOLE                  15000              3000
D First Data Corporation         COM              319963104     2180    51000 SH       SOLE                  50000              1000
D First Union Corp.              COM              337358105     2925    54740 SH       SOLE                  50000              4740
D Franklin Resources             COM              354613101     2531    90000 SH       SOLE                  90000
D General Electric Company       COM              369604103    18471   166970 SH       SOLE                 155000             11970
D General Growth Properties      COM              370021107      263     8100 SH       SOLE                                     8100
D Gillette Company               COM              375766102    13040   219390 SH       SOLE                 195000             24390
D Gulfstream Aerospace Corporati COM              402734107     5734   132200 SH       SOLE                 125000              7200
D Halliburton Co.                COM              406216101     2137    55500 SH       SOLE                  55000               500
D Harley Davidson                COM              412822108     3887    67750 SH       SOLE                  60000              7750
D Hartford Life Inc. Class A com COM              416592103     6418   116700 SH       SOLE                 100000             16700
D Home Depot, Inc.               COM              437076102      622     9986 SH       SOLE                                     9986
D Honeywell, Inc.                COM              438506107     4700    62000 SH       SOLE                  60000              2000
D Intel Corp.                    COM              458140100      624     5250 SH       SOLE                                     5250
D Johnson & Johnson              COM              478160104    15661   167500 SH       SOLE                 150000             17500
D Lauder, Estee Cos., Inc.,A.    COM              518439104     9658   102200 SH       SOLE                  94000              8200
D Lowes Companies Inc.           COM              548661107     2420    40000 SH       SOLE                  40000
D Lucent Technologies, Inc.      COM              549463107      308     2850 SH       SOLE                                     2850
D MCI WorldCom Inc.              COM              98155K102    11805   133300 SH       SOLE                 120000             13300
D Medtronic Inc.                 COM              585055106      629     8750 SH       SOLE                                     8750
D Merck & Co., Inc.              COM              589331107      449     5600 SH       SOLE                                     5600
D NAC Re Corporation             COM              628907107     1278    23800 SH       SOLE                  23800
D Omnicom Group                  COM              681919106    14603   182675 SH       SOLE                 165000             17675
D Penney (J.C.)                  COM              708160106      246     6078 SH       SOLE                                     6078
D Pepsico                        COM              713448108     5436   138722 SH       SOLE                 120000             18722
D Philip Morris                  COM              718154107     6467   183800 SH       SOLE                 180000              3800
D Pitney-Bowes                   COM              724479100      803    12600 SH       SOLE                                    12600
D Proctor & Gamble Co.           COM              742718109    11106   113400 SH       SOLE                 100000             13400
D Raychem                        COM              754603108     1128    50000 SH       SOLE                  50000
D Rite Aid Corporation           COM              767754104     8086   323450 SH       SOLE                 310850             12600
D Royal Caribbean Cruise Lines   COM              V7780T103     9165   235000 SH       SOLE                 230000              5000
D SBC Communications, Inc.       COM              845333103      613    13000 SH       SOLE                                    13000
D Schering-Plough Corporation    COM              806605101    18799   340250 SH       SOLE                 310000             30250
D Schlumberger, Ltd.             COM              806857108      232     3848 SH       SOLE                                     3848
D Service Master Inc.            COM              81760N109     3090   152100 SH       SOLE                 127500             24600
D Starwood Hotels & Resorts Worl COM              85590A203     1714    60000 SH       SOLE                  60000
D Textron                        COM              883203101     3869    50000 SH       SOLE                  50000
D Tyco Intl., Ltd.               COM              902120104     7763   108200 SH       SOLE                  90000             18200
D United Rentals Inc.            COM              911363109     2878   101000 SH       SOLE                  91300              9700
D Vodafone Group, PLC ADR        COM              92857T107      319     1700 SH       SOLE                                     1700
D Warner Lambert Company         COM              934488107    16006   241600 SH       SOLE                 230000             11600
D Wells Fargo & Company          COM              949740104     4691   133800 SH       SOLE                 120000             13800
D XL Capital Ltd Class A         COM              301616108     9270   152600 SH       SOLE                 140400             12200
S REPORT SUMMARY                 65 DATA RECORDS              373625            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED